(19) DEBENTURES (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning		R$ 8,940,845		R$ 9,176,527
Debentures raised		3,684,459		4,562,339
Repayment		(4,180,250)		(4,879,138)
Interest, inflation adjustment and mark to market		679,030		800,412
Exchange rates		(577,808)		(719,295)
Borrowings, ending		8,546,278		8,940,845
Current		682,582		917,352
Noncurrent		7,863,696		8,023,493
Fair Value Adjustment [Member]
DisclosureOfDebenturesLineItems [Line Items]
Noncurrent		47,186
Measured At Amortized Cost [Member] | Floating Rate [Member]
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning		8,566,274		9,253,396
Debentures raised		3,688,000		4,163,000
Repayment		(4,180,250)		(4,879,138)
Interest, inflation adjustment and mark to market		577,544		748,311
Exchange rates		(555,202)		(719,295)
Borrowings, ending		8,096,368		8,566,274
Measured At Amortized Cost [Member] | Floating Rate [Member] | TJLP [Member]
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning		481,099	[1]	495,408
Debentures raised
Repayment		(70,761)		(46,768)
Interest, inflation adjustment and mark to market		33,384		37,539
Exchange rates		(4,732)		(5,080)
Borrowings, ending	[1]	438,990		481,099
Measured At Amortized Cost [Member] | Floating Rate [Member] | CDI [Member]
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning		6,717,747	[2]	7,446,556
Debentures raised		3,688,000		4,163,000
Repayment		(4,000,383)		(4,832,370)
Interest, inflation adjustment and mark to market		421,070		592,746
Exchange rates		(489,966)		(652,185)
Borrowings, ending	[2]	6,336,467		6,717,747
Measured At Amortized Cost [Member] | Floating Rate [Member] | IPCA [Member]
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning		1,367,428	[3]	1,311,432
Debentures raised
Repayment		(109,106)
Interest, inflation adjustment and mark to market		123,090		118,026
Exchange rates		(60,504)		(62,030)
Borrowings, ending	[3]	1,320,909		1,367,428
Borrowing Costs [Member]
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning	[4]	(59,796)		(76,870)
Debentures raised	[4]	(3,541)		(17,261)
Repayment	[4]
Interest, inflation adjustment and mark to market	[4]	21,122		34,334
Exchange rates	[4]
Borrowings, ending	[4]	(42,215)		(59,796)
At Fair Value [member] | Floating Rate [Member]
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning		434,367
Debentures raised				416,600
Repayment
Interest, inflation adjustment and mark to market		80,364		17,767
Exchange rates		(22,606)
Borrowings, ending		492,125		434,367
At Fair Value [member] | Floating Rate [Member] | IPCA [Member]
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning		426,989	[3]
Debentures raised				416,600
Repayment
Interest, inflation adjustment and mark to market		40,556		10,389
Exchange rates		(22,606)
Borrowings, ending	[3]	444,939		426,989
At Fair Value [member] | Floating Rate [Member] | Fair Value Adjustment [Member]
DisclosureOfDebenturesLineItems [Line Items]
Borrowings, beginning		7,378
Debentures raised
Repayment
Interest, inflation adjustment and mark to market		39,808		7,378
Exchange rates
Borrowings, ending		R$ 47,186		R$ 7,378

[1]	TJLP + 3.48%
[2]	From 104.68% to 110.77% of CDI | CDI + from 0.76% to 0.89%
[3]	IPCA + 4.84% to 6.31%
[4]	In accordance with IFRS 9 this refers to borrowing costs directly attributable to the issuance of the respective debts.